Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000001400 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001400 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001400 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001400 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001400 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001400 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001400 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001400 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001400 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000001400 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000001400 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000001400 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001400 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001400 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001400 [Member] | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001400 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001400 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001400 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001400 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001400 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001400 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001400 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001400 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001400 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001400 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001400 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001400 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001400 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001400 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001400 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001400 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001400 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001400 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001400 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001400 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001400 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001400 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001400 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001400 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001400 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001400 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001400 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001400 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000001400 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173299 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173299 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173299 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173299 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173299 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173299 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173299 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173299 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173299 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173299 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000173299 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173299 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173299 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000173299 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173299 [Member] | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173299 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173299 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173299 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173299 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173299 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173299 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173299 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173299 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173299 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173299 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173299 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173299 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173299 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173299 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173299 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173299 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173299 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173299 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173299 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173299 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173299 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173299 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173299 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173299 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173299 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173299 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173299 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173299 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000173299 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173300 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173300 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173300 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173300 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173300 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173300 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173300 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173300 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173300 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173300 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000173300 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173300 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173300 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000173300 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173300 [Member] | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173300 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173300 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173300 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173300 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173300 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173300 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173300 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173300 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173300 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173300 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173300 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173300 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173300 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173300 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173300 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173300 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173300 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173300 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173300 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173300 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173300 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173300 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173300 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173300 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173300 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173300 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173300 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173300 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000173300 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000133 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000133 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000133 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000133 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000133 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000133 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000133 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000133 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000133 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000133 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000133 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000133 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000133 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000133 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000133 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000133 [Member] | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000133 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000133 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000133 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000133 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000133 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000133 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000133 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000133 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000133 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000133 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000133 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000133 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000133 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000133 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000133 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000133 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000133 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000133 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000133 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000133 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000133 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000133 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000133 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000133 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000133 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000133 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000133 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000133 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000133 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000131 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000131 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000131 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000131 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000131 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000131 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000131 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000131 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000131 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000131 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000131 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000131 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000131 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000131 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000131 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000131 [Member] | WEST VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000131 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000131 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000131 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000131 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000131 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000131 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000131 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000131 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000131 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000131 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000131 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000131 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000131 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000131 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000131 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000131 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000131 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000131 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000131 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000131 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000131 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000131 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000131 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000131 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000131 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000131 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000131 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000131 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000000131 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%